LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–79.86%
Aerospace & Defense–1.79%
Arconic	13,804	$ 358,904
Boeing	1,037	394,547
General Dynamics	26,331	4,811,464
L3Harris Technologies	1,626	339,249
Lockheed Martin	897	349,884
Northrop Grumman	932	349,304
Raytheon	5,961	1,169,488
Textron	7,730	378,461
TransDigm Group	646	336,353
United Technologies	2,742	374,338
		8,861,992
Air Freight & Logistics–0.60%
CH Robinson Worldwide	4,091	346,835
Expeditors International of Washington	4,800	356,592
FedEx	2,198	319,963
United Parcel Service Class B	16,388	1,963,610
		2,987,000
Airlines–0.29%
American Airlines Group	13,296	358,593
Delta Air Lines	5,908	340,301
Southwest Airlines	6,887	371,967
†United Airlines Holdings	4,083	360,978
		1,431,839
Auto Components–0.07%
Aptiv	4,137	361,657
		361,657
Automobiles–1.27%
Ford Motor	38,268	350,535
General Motors	101,089	3,788,816
Harley-Davidson	49,457	1,778,968
†Tesla	1,559	375,516
		6,293,835
Banks–6.94%
Bank of America	138,561	4,041,824
BB&T	34,155	1,822,852
Citigroup	56,027	3,870,345
Citizens Financial Group	74,204	2,624,596
Comerica	17,315	1,142,617
Cullen/Frost Bankers	11,293	999,995
Fifth Third Bancorp	59,779	1,636,749
First Republic Bank	3,677	355,566
Huntington Bancshares	26,519	378,426
JPMorgan Chase & Co.	18,721	2,203,275
KeyCorp	48,092	857,961
M&T Bank	20,700	3,269,979
PNC Financial Services Group	37,059	5,194,189
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Regions Financial	24,335	$ 384,980
SunTrust Banks	5,651	388,789
†SVB Financial Group	1,767	369,215
US Bancorp	6,559	362,975
Wells Fargo & Co.	43,909	2,214,770
Zions Bancorp	49,168	2,188,959
		34,308,062
Beverages–2.20%
Anheuser-Busch InBev	19,915	1,895,500
Brown-Forman Class B	5,959	374,106
Coca-Cola	82,012	4,464,733
Constellation Brands Class A	1,725	357,558
Heineken	25,234	2,725,578
Molson Coors Brewing Class B	6,609	380,018
†Monster Beverage	5,997	348,186
PepsiCo	2,602	356,734
		10,902,413
Biotechnology–0.90%
AbbVie	5,322	402,982
†Alexion Pharmaceuticals	3,093	302,928
Amgen	1,657	320,646
†Biogen	1,480	344,574
†BioMarin Pharmaceutical	4,482	302,087
†Celgene	15,299	1,519,191
Gilead Sciences	5,430	344,153
†Incyte	4,063	301,596
†Regeneron Pharmaceuticals	1,155	320,397
†Vertex Pharmaceuticals	1,854	314,105
		4,472,659
Building Products–0.51%
Johnson Controls International	57,065	2,504,583
		2,504,583
Capital Markets–2.51%
Ameriprise Financial	2,714	399,230
Bank of New York Mellon	8,101	366,246
BlackRock	817	364,088
Charles Schwab	9,232	386,175
CME Group	1,605	339,201
E*TRADE Financial	8,345	364,593
Federated Investors Class B	26,709	865,639
Franklin Resources	12,528	361,558
Goldman Sachs Group	11,627	2,409,463
Intercontinental Exchange	3,691	340,569
KKR & Co Class A	14,013	376,249
Moody's	1,600	327,728
Morgan Stanley	78,975	3,369,863
MSCI	1,515	329,891
Northern Trust	3,941	367,774
LVIP Invesco Select Equity Income Managed Volatility Fund–1

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
S&P Global	1,336	$ 327,293
State Street	6,753	399,710
T. Rowe Price Group	3,153	360,230
TD Ameritrade Holding	7,807	364,587
		12,420,087
Chemicals–2.06%
Air Products & Chemicals	1,499	332,568
BASF	13,091	915,298
Celanese	3,108	380,077
†Corteva	53,050	1,485,400
†Dow	29,388	1,400,338
DuPont de Nemours	29,183	2,081,040
Eastman Chemical	5,236	386,574
Ecolab	1,658	328,350
Mosaic	17,371	356,106
Nutrien	16,114	802,750
Nutrien (New York Shares)	19,877	991,465
PPG Industries	3,097	367,025
Sherwin-Williams	646	355,216
		10,182,207
Commercial Services & Supplies–0.20%
Cintas	1,280	343,168
Republic Services	3,813	330,015
Waste Management	2,838	326,370
		999,553
Communications Equipment–0.63%
†Arista Networks	1,550	370,326
Cisco Systems	41,484	2,049,725
Juniper Networks	14,335	354,791
Motorola Solutions	1,978	337,071
		3,111,913
Construction Materials–0.15%
Martin Marietta Materials	1,329	364,279
Vulcan Materials	2,419	365,849
		730,128
Consumer Finance–0.75%
Ally Financial	11,147	369,634
American Express	19,310	2,283,987
Capital One Financial	4,010	364,830
Discover Financial Services	4,267	346,011
Synchrony Financial	10,257	349,661
		3,714,123
Containers & Packaging–0.85%
Avery Dennison	6,297	715,150
Ball	4,306	313,520
International Paper	42,782	1,789,143
Sonoco Products	17,416	1,013,785
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
WestRock	10,281	$ 374,743
		4,206,341
Distributors–0.08%
Genuine Parts	3,818	380,235
		380,235
Diversified Financial Services–0.55%
AXA Equitable Holdings	42,742	947,163
†Berkshire Hathaway Class B	1,717	357,170
Voya Financial	26,191	1,425,838
		2,730,171
Diversified Telecommunication Services–1.55%
AT&T	114,042	4,315,349
BT Group	524,509	1,150,464
CenturyLink	30,588	381,738
Deutsche Telekom	87,908	1,474,482
Verizon Communications	6,053	365,359
		7,687,392
Electric Utilities–4.93%
American Electric Power	28,857	2,703,612
Avangrid	6,871	359,010
Duke Energy	31,880	3,056,017
Edison International	4,729	356,661
Entergy	43,482	5,103,048
Eversource Energy	4,360	372,649
Exelon	97,473	4,708,921
FirstEnergy	26,562	1,281,085
NextEra Energy	1,576	367,192
PPL	115,025	3,622,137
Southern	5,965	368,458
SSE	111,113	1,699,788
Xcel Energy	5,548	360,010
		24,358,588
Electrical Equipment–0.79%
ABB	82,019	1,612,976
AMETEK	4,003	367,555
Eaton	4,435	368,770
Emerson Electric	17,546	1,173,126
Rockwell Automation	2,281	375,909
		3,898,336
Electronic Equipment, Instruments & Components–0.23%
Amphenol Class A	3,959	382,044
Corning	12,410	353,933
†Keysight Technologies	4,001	389,097
		1,125,074
Energy Equipment & Services–0.86%
Baker Hughes	63,198	1,466,193
Halliburton	18,172	342,542

LVIP Invesco Select Equity Income Managed Volatility Fund–2

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
National Oilwell Varco	18,395	$ 389,974
Schlumberger	10,480	358,102
TechnipFMC	69,912	1,687,676
		4,244,487
Entertainment–0.35%
Activision Blizzard	7,349	388,909
†Electronic Arts	3,828	374,455
†Netflix	1,132	302,946
Viacom Class B	13,178	316,667
Walt Disney	2,536	330,492
		1,713,469
Equity Real Estate Investment Trusts–1.84%
Alexandria Real Estate Equities	2,315	356,602
American Tower	1,538	340,098
AvalonBay Communities	1,644	354,002
Boston Properties	2,674	346,711
Crown Castle International	2,399	333,485
Digital Realty Trust	2,737	355,290
Equinix	621	358,193
Equity Residential	4,147	357,720
Essex Property Trust	1,089	355,722
HCP	9,944	354,305
Host Hotels & Resorts	21,633	374,034
Prologis	4,162	354,686
Public Storage	1,325	324,983
Realty Income	4,709	361,086
SBA Communications	1,298	313,013
Simon Property Group	2,307	359,084
Ventas	4,684	342,072
Vornado Realty Trust	5,598	356,425
Welltower	3,861	350,000
Weyerhaeuser	89,321	2,474,192
		9,121,703
Food & Staples Retailing–1.16%
Costco Wholesale	1,251	360,426
Kroger	15,132	390,103
Sysco	27,795	2,206,923
†U.S. Foods Holding	49,151	2,020,106
Walgreens Boots Alliance	6,793	375,721
Walmart	3,034	360,075
		5,713,354
Food Products–4.61%
Archer-Daniels-Midland	9,061	372,135
Campbell Soup	71,466	3,353,185
Conagra Brands	11,635	356,962
Danone	12,628	1,112,295
General Mills	90,305	4,977,612
Hershey	2,205	341,753
Hormel Foods	8,272	361,734
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
JM Smucker	2,956	$ 325,219
Kellogg	23,884	1,536,935
Kraft Heinz	41,452	1,157,962
McCormick & Co Non-Voting Shares	1,989	310,881
Mondelez International Class A	114,046	6,309,025
Nestle	18,023	1,954,675
Tyson Foods Class A	3,910	336,807
		22,807,180
Health Care Equipment & Supplies–1.95%
Abbott Laboratories	3,989	333,760
†ABIOMED	1,751	311,485
†Alcon	12,888	751,755
†Align Technology	1,934	349,899
Baxter International	3,942	344,807
Becton Dickinson & Co.	1,362	344,532
†Boston Scientific	8,135	331,013
Danaher	2,443	352,842
DENTSPLY SIRONA	6,553	349,340
†Edwards Lifesciences	1,563	343,719
†IDEXX Laboratories	1,245	338,553
†Intuitive Surgical	692	373,632
Medtronic	16,895	1,835,135
ResMed	2,517	340,072
Stryker	3,741	809,178
Zimmer Biomet Holdings	15,488	2,126,038
		9,635,760
Health Care Providers & Services–1.82%
AmerisourceBergen	3,926	323,228
Anthem	5,824	1,398,342
Cardinal Health	7,939	374,641
†Centene	7,142	308,963
†Cigna	2,096	318,152
CVS Health	37,151	2,343,114
HCA Healthcare	2,729	328,626
†Henry Schein	5,553	352,616
Humana	1,154	295,043
†Laboratory Corp of America Holdings	2,036	342,048
McKesson	14,115	1,928,956
Quest Diagnostics	3,408	364,758
UnitedHealth Group	1,375	298,815
		8,977,302
Health Care Technology–0.13%
Cerner	4,853	330,829
†Veeva Systems Class A	2,108	321,871
		652,700
Hotels, Restaurants & Leisure–1.39%
Carnival	57,390	2,508,517

LVIP Invesco Select Equity Income Managed Volatility Fund–3

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Chipotle Mexican Grill	414	$ 347,955
Darden Restaurants	4,984	589,208
Hilton Worldwide Holdings	3,637	338,641
Las Vegas Sands	6,544	377,981
Marriott International Class A	2,661	330,948
McDonald's	1,569	336,880
MGM Resorts International	12,112	335,745
Royal Caribbean Cruises	3,260	353,156
Starbucks	3,552	314,068
Wynn Resorts	3,207	348,665
Yum Brands	2,925	331,783
Yum China Holdings	7,774	353,173
		6,866,720
Household Durables–0.23%
DR Horton	7,181	378,510
Lennar Class A	6,880	384,248
†Mohawk Industries	3,079	382,012
		1,144,770
Household Products–1.86%
Church & Dwight	4,302	323,682
Clorox	2,131	323,635
Colgate-Palmolive	4,682	344,174
Kimberly-Clark	24,217	3,440,025
Procter & Gamble	38,236	4,755,794
		9,187,310
Industrial Conglomerates–0.59%
3M	2,123	349,021
General Electric	39,009	348,741
Honeywell International	2,050	346,860
Roper Technologies	947	337,700
Siemens	14,281	1,528,711
		2,911,033
Insurance–3.72%
Aflac	6,513	340,760
Allstate	3,322	361,035
American International Group	81,984	4,566,509
Hartford Financial Services Group	84,164	5,101,180
✱Lincoln National	6,410	386,651
Loews	7,019	361,338
†Markel	297	351,024
Marsh & McLennan	3,506	350,775
MetLife	7,561	356,577
Principal Financial Group	6,434	367,639
Progressive	4,425	341,831
Prudential Financial	4,180	375,991
Travelers	20,037	2,979,302
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Willis Towers Watson	11,062	$ 2,134,634
		18,375,246
Interactive Media & Services–0.34%
†Alphabet Class A	287	350,467
†Facebook Class A	1,866	332,297
†InterActiveCorp	1,356	295,567
†Snap Class A	21,457	339,021
†Twitter	8,450	348,140
		1,665,492
Internet & Direct Marketing Retail–0.68%
†Amazon.com	189	328,087
†Booking Holdings	176	345,420
eBay	52,440	2,044,111
Expedia Group	2,666	358,337
†MercadoLibre	549	302,625
		3,378,580
IT Services–1.81%
Accenture Class A	1,751	336,805
†Akamai Technologies	3,957	361,591
Automatic Data Processing	12,641	2,040,510
Cognizant Technology Solutions Class A	27,012	1,627,878
DXC Technology	10,786	318,187
Fidelity National Information Services	2,479	329,112
†Fiserv	3,197	331,177
†FleetCor Technologies	1,177	337,540
Global Payments	2,145	341,055
International Business Machines	6,255	909,602
Mastercard Class A	1,233	334,846
Paychex	4,208	348,296
†PayPal Holdings	3,230	334,596
†Square Class A	5,454	337,876
†VeriSign	1,648	310,862
Visa Class A	1,924	330,947
		8,930,880
Life Sciences Tools & Services–0.43%
Agilent Technologies	4,824	369,663
†Illumina	1,198	364,455
†IQVIA Holdings	2,209	329,980
†Mettler-Toledo International	509	358,540
Thermo Fisher Scientific	1,226	357,097
†Waters	1,668	372,348
		2,152,083
Machinery–2.09%
Caterpillar	2,945	371,983
Cummins	10,426	1,695,998
Deere & Co.	2,297	387,458

LVIP Invesco Select Equity Income Managed Volatility Fund–4

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Dover	3,734	$ 371,757
Flowserve	57,014	2,663,124
Fortive	4,907	336,424
Illinois Tool Works	2,282	357,110
Ingersoll-Rand	18,254	2,249,075
PACCAR	5,318	372,313
Parker-Hannifin	2,119	382,713
Pentair	20,183	762,917
Stanley Black & Decker	2,531	365,502
		10,316,374
Media–1.53%
CBS Class B	19,133	772,399
†Charter Communications Class A	7,745	3,191,869
Comcast Class A	41,378	1,865,320
Fox Class A	10,394	327,775
†Liberty Broadband Class C	3,431	359,123
†Liberty Media-Liberty SiriusXM Class C	8,433	353,849
Omnicom Group	4,447	348,200
Sirius XM Holdings	56,396	352,757
		7,571,292
Metals & Mining–0.21%
Freeport-McMoRan	37,680	360,598
Newmont Goldcorp	8,888	337,033
Nucor	7,032	357,999
		1,055,630
Mortgage Real Estate Investment Trusts (REITs)–0.07%
Annaly Capital Management	38,311	337,137
		337,137
Multiline Retail–0.66%
Dollar General	2,523	401,006
†Dollar Tree	3,659	417,711
Target	22,908	2,449,094
		3,267,811
Multi-Utilities–2.41%
Ameren	4,474	358,144
CMS Energy	5,603	358,312
Consolidated Edison	29,007	2,740,291
Dominion Energy	46,986	3,807,745
DTE Energy	2,652	352,610
NiSource	11,655	348,718
Public Service Enterprise Group	5,901	366,334
Sempra Energy	21,852	3,225,574
WEC Energy Group	3,743	355,959
		11,913,687
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–5.14%
Apache	16,454	$ 421,222
BP	311,352	1,971,094
Cabot Oil & Gas	20,819	365,790
Canadian Natural Resources	42,240	1,123,871
†Cheniere Energy	5,717	360,514
Chevron	17,536	2,079,770
Concho Resources	4,787	325,037
ConocoPhillips	39,277	2,238,004
Continental Resources	11,518	354,639
Devon Energy	89,950	2,164,197
Diamondback Energy	3,525	316,933
EOG Resources	4,455	330,650
Exxon Mobil	5,020	354,462
Hess	5,732	346,671
Kinder Morgan	17,033	351,050
Marathon Oil	151,613	1,860,292
Marathon Petroleum	7,418	450,644
Noble Energy	15,941	358,035
Occidental Petroleum	7,693	342,108
ONEOK	4,948	364,618
Phillips 66	3,469	355,226
Pioneer Natural Resources	2,716	341,591
Royal Dutch Shell Class A	82,349	2,415,126
Royal Dutch Shell Class B	17,932	529,988
Suncor Energy	59,307	1,870,732
TOTAL	51,405	2,676,491
Valero Energy	4,389	374,118
Williams	14,729	354,380
		25,397,253
Personal Products–0.57%
Coty Class A	37,639	395,586
Estee Lauder Class A	1,913	380,591
L'Oreal	7,296	2,040,464
		2,816,641
Pharmaceuticals–4.46%
Allergan	2,139	359,972
Bayer	27,919	1,966,978
Bristol-Myers Squibb	77,698	3,940,066
†Elanco Animal Health	11,679	310,545
Eli Lilly & Co.	21,993	2,459,477
Johnson & Johnson	44,002	5,692,979
Merck & Co.	32,619	2,745,867
Novartis	11,900	1,032,765
Pfizer	44,839	1,611,065
Sanofi	16,991	1,573,923
Zoetis	2,735	340,754
		22,034,391
Professional Services–0.20%
†CoStar Group	554	328,633
Equifax	2,385	335,498

LVIP Invesco Select Equity Income Managed Volatility Fund–5

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Verisk Analytics Class A	2,156	$ 340,950
		1,005,081
Real Estate Management & Development–0.07%
†CBRE Group Class A	6,638	351,880
		351,880
Road & Rail–0.77%
CSX	31,564	2,186,438
Kansas City Southern	2,821	375,221
†Lyft Class A	6,535	266,890
Norfolk Southern	1,982	356,086
†Uber Technologies	9,733	296,565
Union Pacific	2,035	329,629
		3,810,829
Semiconductors & Semiconductor Equipment–2.03%
†Advanced Micro Devices	10,998	318,832
Analog Devices	3,102	346,586
Applied Materials	7,262	362,374
Broadcom	1,236	341,223
Intel	50,881	2,621,898
KLA	2,519	401,655
Lam Research	1,652	381,794
Maxim Integrated Products	6,337	366,976
Microchip Technology	3,879	360,398
†Micron Technology	7,873	337,358
NVIDIA	2,149	374,076
NXP Semiconductors	7,820	853,318
QUALCOMM	25,759	1,964,896
Skyworks Solutions	4,473	354,485
Texas Instruments	2,792	360,838
Xilinx	3,251	311,771
		10,058,478
Software–1.64%
†Adobe Systems	1,193	329,566
†Autodesk	2,379	351,378
†Cadence Design Systems	4,947	326,898
Citrix Systems	3,662	353,456
Intuit	1,248	331,893
Microsoft	2,519	350,217
Oracle	61,145	3,364,809
†Palo Alto Networks	1,698	346,103
†salesforce.com	2,383	353,733
†ServiceNow	1,317	334,320
†Splunk	2,748	323,879
Symantec	14,585	344,644
†Synopsys	2,658	364,811
VMware Class A	2,386	358,043
†Workday Class A	1,756	298,450
		8,132,200
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–1.19%
†AutoZone	314	$ 340,571
Best Buy	5,237	361,301
†CarMax	3,980	350,240
Home Depot	1,664	386,081
Kingfisher	353,922	899,451
Lowe's	3,651	401,464
†O'Reilly Automotive	887	353,478
Ross Stores	3,281	360,418
TJX	38,995	2,173,581
†Ulta Salon Cosmetics & Fragrance	1,064	266,692
		5,893,277
Technology Hardware, Storage & Peripherals–0.91%
Apple	9,876	2,211,928
†Dell Technologies Class C	7,080	367,169
Hewlett Packard Enterprise	26,788	406,374
HP	17,972	340,030
NetApp	7,333	385,056
Seagate Technology	7,449	400,682
Western Digital	6,212	370,483
		4,481,722
Textiles, Apparel & Luxury Goods–0.88%
†Capri Holdings	62,385	2,068,687
Columbia Sportswear	6,870	665,634
†Lululemon Athletica	1,928	371,198
NIKE Class B	4,271	401,132
Tapestry	17,179	447,513
VF	4,352	387,284
		4,341,448
Tobacco–0.86%
Altria Group	7,378	301,760
Philip Morris International	52,292	3,970,532
		4,272,292
Trading Companies & Distributors–0.15%
Fastenal	11,437	373,647
WW Grainger	1,258	373,814
		747,461
Water Utilities–0.07%
American Water Works	2,760	342,875
		342,875
Wireless Telecommunication Services–0.33%
†T-Mobile US	4,410	347,376
Vodafone Group	653,243	1,301,459
		1,648,835
Total Common Stock (Cost $376,014,973)		394,942,851

LVIP Invesco Select Equity Income Managed Volatility Fund–6

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCK–0.06%
AMG Capital Trust II 5.15%, expiration date 10/15/37	6,068	$ 284,466
Total Convertible Preferred Stock (Cost $294,815)		284,466
PREFERRED STOCK–0.00%
•Wells Fargo & Co. 5.85%	1,089	28,771
Total Preferred Stock (Cost $28,727)		28,771

	Principal Amount°
AGENCY OBLIGATION–0.02%
Federal Home Loan Mortgage 6.75% 3/15/31	68,000	101,334
Total Agency Obligation (Cost $95,614)		101,334
CONVERTIBLE BONDS–1.95%
Biotechnology–0.09%
BioMarin Pharmaceutical 1.50%, excercise price $1.50 10/15/20	306,000	315,895
Medicines 2.75%, excercise price $2.75 7/15/23	121,000	146,410
		462,305
Commercial Services–0.02%
Euronet Worldwide 0.75%, excercise price $0.75 3/15/49	80,000	93,850
		93,850
Computers–0.05%
Western Digital 1.50%, excercise price $1.50 2/1/24	269,000	258,912
		258,912
Health Care Products–0.18%
Insulet 1.38%, excercise price $1.38 11/15/24	60,000	110,532
NuVasive 2.25%, excercise price $2.25 3/15/21	247,000	292,695
Wright Medical Group 2.25%, excercise price $2.25 11/15/21	127,000	148,500
Wright Medical Group Incguar 1.63%, excercise price $1.62 6/15/23	325,000	310,698
		862,425
Internet–0.31%
Ctrip.com International 1.25%, excercise price $1.25 9/15/22	387,000	386,444
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Internet (continued)
FireEye
1.00%, exercise price $1.00 6/1/35	221,000	$ 218,812
1.63%, exercise price $1.62 6/1/35	224,000	212,845
IAC Financeco 3 2.00%, excercise price $2.00 1/15/30	407,000	440,564
YY 1.38%, excercise price $1.38 6/15/26	314,000	288,831
		1,547,496
Media–0.42%
DISH Network 3.38%, excercise price $3.37 8/15/26	626,000	575,110
Liberty Latin America 2.00%, excercise price $2.00 7/15/24	366,000	366,415
Liberty Media
1.38%, exercise price $1.38 10/15/23	780,000	933,738
2.25%, exercise price $2.25 9/30/46	194,263	111,037
Liberty Media Corp-Liberty Formula One 1.00%, excercise price $1.00 1/30/23	70,000	87,838
		2,074,138
Oil & Gas–0.02%
Chesapeake Energy 5.50%, excercise price $5.50 9/15/26	132,000	80,190
		80,190
Oil & Gas Services–0.04%
Oil States International 1.50%, excercise price $1.50 2/15/23	201,000	168,941
		168,941
Pharmaceuticals–0.33%
DexCom
0.75%, exercise price $0.75 5/15/22	329,000	523,456
0.75%, exercise price $0.75 12/1/23	378,000	444,045
Jazz Investments I 1.88%, excercise price $1.87 8/15/21	55,000	55,246
Neurocrine Biosciences 2.25%, excercise price $2.25 5/15/24	235,000	322,352

LVIP Invesco Select Equity Income Managed Volatility Fund–7

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Pharmaceuticals (continued)
Pacira Pharmaceuticals 2.38%, excercise price $2.37 4/1/22	150,000	$ 148,271
Supernus Pharmaceuticals 0.63%, excercise price $0.63 4/1/23	146,000	135,940
		1,629,310
Semiconductors–0.24%
Cree 0.88%, excercise price $0.88 9/1/23	447,000	491,716
Microchip Technology 1.63%, excercise price $1.62 2/15/27	274,000	353,409
ON Semiconductor 1.00%, excercise price $1.00 12/1/20	219,000	256,179
Silicon Laboratories 1.38%, excercise price $1.38 3/1/22	78,000	101,748
		1,203,052
Software–0.15%
Nuance Communications 1.25%, excercise price $1.25 4/1/25	218,000	214,730
RealPage 1.50%, excercise price $1.50 11/15/22	87,000	137,677
Workday 0.25%, excercise price $0.25 10/1/22	301,000	396,080
		748,487
Telecommunications–0.10%
Finisar 0.50%, excercise price $0.50 12/15/36	141,000	140,928
GCI Liberty 1.75%, excercise price $1.75 9/30/46	300,000	366,375
		507,303
Total Convertible Bonds (Cost $9,339,287)		9,636,409
CORPORATE BONDS–4.57%
Aerospace & Defense–0.02%
BAE Systems Holdings 2.85% 12/15/20	26,000	26,104
General Dynamics 2.88% 5/11/20	53,000	53,283
United Technologies 4.45% 11/16/38	28,000	33,351
		112,738
Agriculture–0.08%
Altria Group 5.80% 2/14/39	185,000	214,630
Philip Morris International
3.60% 11/15/23	36,000	37,988
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Philip Morris International (continued)
4.88% 11/15/43	108,000	$ 126,329
		378,947
Airlines–0.03%
♦American Airlines Pass Through Trust 3.70% 4/1/28	30,077	31,623
♦Continental Airlines Pass Through Trust
4.15% 10/11/25	31,711	33,452
4.75% 7/12/22	11,440	11,750
♦United Airlines Pass Through Trust
3.50% 9/1/31	45,975	48,190
3.75% 3/3/28	37,133	39,194
		164,209
Auto Manufacturers–0.09%
Ford Motor Credit 4.13% 8/4/25	200,000	198,040
General Motors 6.60% 4/1/36	186,000	213,424
General Motors Financial 5.25% 3/1/26	44,000	47,765
		459,229
Banks–0.79%
Australia & New Zealand Banking Group 2.70% 11/16/20	500,000	503,935
Bank of America 3.25% 10/21/27	275,000	286,069
Bank of Montreal 2.10% 12/12/19	234,000	234,026
Citigroup
μ3.67% 7/24/28	49,000	51,914
4.75% 5/18/46	34,000	39,712
5.30% 5/6/44	22,000	27,388
6.68% 9/13/43	299,000	434,149
Citizens Financial Group 2.38% 7/28/21	40,000	40,114
Commonwealth Bank of Australia 2.25% 3/10/20	98,000	98,102
Goldman Sachs Group
4.25% 10/21/25	275,000	294,514
5.25% 7/27/21	36,000	37,950
•JPMorgan Chase & Co 5.42% (LIBOR03M + 3.32%) 1/1/20	58,000	58,073
JPMorgan Chase & Co.
3.20% 6/15/26	36,000	37,402
μ3.51% 1/23/29	327,000	345,926
μ3.90% 1/23/49	102,000	113,674
μ4.26% 2/22/48	46,000	53,783
4.50% 1/24/22	6,000	6,332
Morgan Stanley 4.00% 7/23/25	61,000	65,857

LVIP Invesco Select Equity Income Managed Volatility Fund–8

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
PNC Financial Services Group 3.45% 4/23/29	291,000	$ 311,595
Toronto-Dominion Bank 2.65% 6/12/24	135,000	137,636
US Bancorp 3.10% 4/27/26	208,000	216,234
Wells Fargo & Co.
3.55% 9/29/25	59,000	62,406
4.10% 6/3/26	40,000	42,881
4.65% 11/4/44	333,000	385,340
		3,885,012
Beverages–0.07%
Anheuser-Busch Companies/ Anheuser-Busch InBev Worldwide 4.90% 2/1/46	101,000	120,704
Anheuser-Busch InBev Worldwide 4.70% 2/1/36	91,000	105,277
Heineken 3.50% 1/29/28	90,000	95,928
Molson Coors Brewing 4.20% 7/15/46	34,000	34,418
		356,327
Biotechnology–0.04%
Gilead Sciences
2.55% 9/1/20	162,000	162,808
4.40% 12/1/21	44,000	45,918
		208,726
Chemicals–0.03%
Eastman Chemical 2.70% 1/15/20	22,000	22,019
LYB Finance 8.10% 3/15/27	67,000	86,557
Sherwin-Williams 4.50% 6/1/47	14,000	15,714
		124,290
Commercial Services–0.02%
ERAC USA Finance 2.35% 10/15/19	84,000	84,006
		84,006
Computers–0.08%
Apple
2.15% 2/9/22	254,000	256,010
3.35% 2/9/27	30,000	32,100
Dell International 5.45% 6/15/23	58,000	63,158
DXC Technology 4.45% 9/18/22	44,000	46,223
		397,491
Diversified Financial Services–0.33%
Air Lease
3.00% 9/15/23	6,000	6,102
4.25% 9/15/24	38,000	40,569
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Aircastle 4.40% 9/25/23	304,000	$ 319,990
American Express 3.63% 12/5/24	30,000	31,769
Capital One Financial 3.20% 1/30/23	317,000	325,531
Convertible Trust - Energy 0.33% 9/19/24	832,000	846,560
Synchrony Financial 3.95% 12/1/27	54,000	55,405
		1,625,926
Electric–0.12%
Electricite de France
4.60% 1/27/20	12,000	12,095
4.88% 1/22/44	84,000	97,922
Georgia Power 2.00% 3/30/20	273,000	272,760
NextEra Energy Capital Holdings 3.55% 5/1/27	50,000	53,040
Oglethorpe Power 4.55% 6/1/44	52,000	57,528
Ohio Power 5.38% 10/1/21	18,000	19,113
PPL Electric Utilities 6.25% 5/15/39	4,000	5,705
Sempra Energy 3.80% 2/1/38	54,000	55,633
		573,796
Electronics–0.01%
Avnet 4.63% 4/15/26	64,000	68,924
		68,924
Entertainment–0.06%
Live Nation Entertainment 2.50% 3/15/23	272,000	319,573
		319,573
Environmental Control–0.01%
Waste Management 3.90% 3/1/35	42,000	46,388
		46,388
Food–0.15%
General Mills 2.20% 10/21/19	76,000	75,999
Ingredion 6.63% 4/15/37	23,000	29,973
JM Smucker 2.50% 3/15/20	537,000	537,590
Kraft Heinz Foods 4.63% 10/1/39	90,000	90,582
		734,144
Forest Products & Paper–0.01%
International Paper 6.00% 11/15/41	22,000	26,894
		26,894

LVIP Invesco Select Equity Income Managed Volatility Fund–9

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.01%
NiSource 4.38% 5/15/47	54,000	$ 60,544
		60,544
Health Care Products–0.02%
Becton Dickinson and Co.
2.68% 12/15/19	6,000	6,002
4.88% 5/15/44	35,000	39,532
Medtronic
3.15% 3/15/22	38,000	39,183
4.38% 3/15/35	23,000	27,719
		112,436
Health Care Services–0.04%
Laboratory Corp of America Holdings
3.20% 2/1/22	54,000	55,118
4.70% 2/1/45	23,000	25,648
UnitedHealth Group 3.50% 8/15/39	135,000	140,832
		221,598
Home Builders–0.02%
MDC Holdings 6.00% 1/15/43	94,000	97,525
		97,525
Housewares–0.01%
Tupperware Brands 4.75% 6/1/21	42,000	42,950
		42,950
Insurance–0.40%
Allstate 3.28% 12/15/26	28,000	29,861
American Financial Group 4.50% 6/15/47	46,000	50,041
American International Group 4.38% 1/15/55	64,000	68,505
Athene Global Funding
2.75% 6/25/24	250,000	251,885
4.00% 1/25/22	110,000	114,195
Guardian Life Global Funding 2.90% 5/6/24	291,000	301,160
Jackson National Life Global Funding
2.10% 10/25/21	46,000	45,881
3.25% 1/30/24	42,000	43,704
Liberty Mutual Group 4.85% 8/1/44	88,000	102,350
Markel
5.00% 3/30/43	34,000	37,578
5.00% 5/20/49	273,000	317,221
Nationwide Financial Services 5.30% 11/18/44	40,000	46,956
PartnerRe Finance 3.70% 7/2/29	300,000	313,226
Prudential Financial
3.91% 12/7/47	14,000	15,009
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Prudential Financial (continued)
3.94% 12/7/49	45,000	$ 48,661
Reinsurance Group of America 4.70% 9/15/23	34,000	36,761
Reliance Standard Life Global Funding II 3.05% 1/20/21	42,000	42,433
Travelers 4.60% 8/1/43	60,000	73,878
Willis North America 3.60% 5/15/24	22,000	22,876
WR Berkley 4.63% 3/15/22	38,000	40,166
		2,002,347
Internet–0.03%
Amazon.com 2.60% 12/5/19	150,000	150,070
		150,070
Machinery Diversified–0.06%
Deere & Co. 2.60% 6/8/22	314,000	319,314
		319,314
Media–0.18%
Charter Communications Operating 4.46% 7/23/22	321,000	338,065
Comcast
3.90% 3/1/38	74,000	81,844
4.15% 10/15/28	315,000	353,633
4.60% 10/15/38	36,000	43,079
6.45% 3/15/37	27,000	37,858
NBCUniversal Media 5.95% 4/1/41	18,000	24,804
		879,283
Metal Fabricate & Hardware–0.01%
Precision Castparts 2.50% 1/15/23	32,000	32,576
		32,576
Mining–0.01%
Rio Tinto Finance USA 7.13% 7/15/28	18,000	24,367
		24,367
Oil & Gas–0.05%
ConocoPhillips 4.15% 11/15/34	20,000	22,051
Husky Energy 3.95% 4/15/22	26,000	26,830
Noble Energy 5.25% 11/15/43	74,000	82,543
Occidental Petroleum
3.20% 8/15/26	33,000	33,325
3.40% 4/15/26	32,000	32,524
Suncor Energy 3.60% 12/1/24	30,000	31,663
		228,936

LVIP Invesco Select Equity Income Managed Volatility Fund–10

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers–0.02%
Packaging Corporation of America 4.50% 11/1/23	102,000	$ 109,538
		109,538
Pharmaceuticals–0.27%
AbbVie 4.50% 5/14/35	64,000	68,694
Allergan Finance 4.85% 6/15/44	86,000	91,829
Bayer US Finance 2.38% 10/8/19	200,000	199,999
Bristol-Myers Squibb 4.13% 6/15/39	108,000	122,614
Cigna 4.80% 8/15/38	328,000	368,760
CVS Health
3.38% 8/12/24	34,000	35,223
4.10% 3/25/25	122,000	130,437
♦CVS Pass Through Trust 6.04% 12/10/28	208,574	234,756
GlaxoSmithKline Capital 6.38% 5/15/38	6,000	8,639
Mead Johnson Nutrition 4.13% 11/15/25	4,000	4,380
Mylan 3.15% 6/15/21	38,000	38,492
Zoetis 4.70% 2/1/43	32,000	38,397
		1,342,220
Pipelines–0.32%
Energy Transfer Operating
4.20% 9/15/23	170,000	178,769
4.90% 3/15/35	32,000	33,107
Energy Transfer Operating LP 7.50% 10/15/20	488,000	512,966
Enterprise Products Operating
2.55% 10/15/19	33,000	33,006
4.25% 2/15/48	68,000	73,605
5.25% 1/31/20	14,000	14,129
6.45% 9/1/40	2,000	2,696
Kinder Morgan 5.30% 12/1/34	38,000	43,702
MPLX 4.50% 4/15/38	78,000	80,988
MPLX LP 4.50% 7/15/23	389,000	414,643
Plains All American Pipeline 3.65% 6/1/22	32,000	32,832
Spectra Energy Partners 4.50% 3/15/45	48,000	52,286
Sunoco Logistics Partners Operations
5.30% 4/1/44	58,000	61,367
5.50% 2/15/20	48,000	48,499
Texas Eastern Transmission 7.00% 7/15/32	16,000	21,904
		1,604,499
Private Equity–0.07%
Apollo Management Holdings 4.00% 5/30/24	270,000	285,025
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Private Equity (continued)
Brookfield Asset Management 4.00% 1/15/25	40,000	$ 42,581
Carlyle Holdings Finance 3.88% 2/1/23	8,000	8,293
KKR Group FinanceIII 5.13% 6/1/44	28,000	32,852
		368,751
Real Estate Investment Trusts–0.15%
Crown Castle International 4.75% 5/15/47	4,000	4,634
EPR Properties 4.75% 12/15/26	154,000	165,667
HCP
3.88% 8/15/24	44,000	46,976
4.20% 3/1/24	42,000	45,198
Hospitality Properties Trust 5.00% 8/15/22	18,000	18,813
LifeStorage 3.50% 7/1/26	40,000	41,101
Office Properties Income Trust 4.00% 7/15/22	66,000	67,284
Regency Centers L.P.
2.95% 9/15/29	240,000	239,664
4.65% 3/15/49	69,000	83,200
Ventas Realty 5.70% 9/30/43	19,000	24,704
		737,241
Retail–0.16%
Advance Auto Parts 4.50% 12/1/23	58,000	62,664
Dollar General 3.25% 4/15/23	32,000	33,078
Home Depot 2.00% 4/1/21	56,000	56,145
Lowe's 4.55% 4/5/49	103,000	118,738
QVC 5.45% 8/15/34	78,000	79,477
Starbucks 3.55% 8/15/29	300,000	323,885
Walgreens Boots Alliance
3.30% 11/18/21	54,000	55,273
4.50% 11/18/34	40,000	42,713
		771,973
Semiconductors–0.10%
Applied Materials 2.63% 10/1/20	336,000	337,988
Broadcom 3.63% 1/15/24	60,000	61,396
NXP 5.35% 3/1/26	64,000	71,935
Texas Instruments 2.63% 5/15/24	20,000	20,569
		491,888
Software–0.11%
Fiserv 3.80% 10/1/23	138,000	146,132
Microsoft 3.50% 2/12/35	36,000	39,847

LVIP Invesco Select Equity Income Managed Volatility Fund–11

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Nuance Communications 1.00% 12/15/35	356,000	$ 338,200
		524,179
Telecommunications–0.41%
AT&T
3.00% 6/30/22	46,000	46,969
3.40% 5/15/25	291,000	303,852
4.30% 2/15/30	30,000	33,037
4.50% 5/15/35	42,000	46,154
4.80% 6/15/44	309,000	342,336
5.15% 3/15/42	8,000	9,184
5.15% 11/15/46	12,000	13,887
5.35% 9/1/40	9,000	10,564
Orange 1.63% 11/3/19	132,000	131,906
Rogers Communications
4.30% 2/15/48	136,000	156,510
4.50% 3/15/43	52,000	59,389
Telefonica Emisiones 7.05% 6/20/36	32,000	44,237
Verizon Communications
4.13% 8/15/46	181,000	201,976
4.40% 11/1/34	28,000	32,078
4.81% 3/15/39	44,000	52,827
Viavi Solutions
1.00% 3/1/24	252,000	310,275
1.75% 6/1/23	183,000	220,936
		2,016,117
Transportation–0.15%
Burlington Northern Santa Fe 5.15% 9/1/43	315,000	403,699
CSX 5.50% 4/15/41	34,000	42,986
FedEx
4.90% 1/15/34	38,000	43,657
5.10% 1/15/44	82,000	91,973
Union Pacific
3.65% 2/15/24	9,000	9,528
4.15% 1/15/45	39,000	43,315
4.85% 6/15/44	51,000	61,786
United Parcel Service 3.40% 11/15/46	22,000	22,313
		719,257
Trucking & Leasing–0.03%
Aviation Capital Group
2.88% 1/20/22	100,000	100,438
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing (continued)
Aviation Capital Group (continued)
4.88% 10/1/25	66,000	$ 71,571
		172,009
Total Corporate Bonds (Cost $21,518,126)		22,596,238
U.S. TREASURY OBLIGATIONS–4.61%
U.S. Treasury Bonds
4.50% 2/15/36	1,288,200	1,776,257
4.50% 8/15/39	3,600	5,121
4.38% 5/15/40	7,200	10,129
2.88% 5/15/49	1,802,500	2,102,659
U.S. Treasury Notes
3.63% 2/15/20	4,100	4,126
2.63% 11/15/20	54,400	54,894
1.63% 8/15/29	2,021,800	2,012,718
1.50% 9/15/22	1,555,500	1,552,735
1.63% 9/30/26	1,380,200	1,380,200
1.50% 9/30/24	4,255,400	4,243,099
1.50% 9/30/21	9,670,700	9,646,523
Total U.S. Treasury Obligations (Cost $22,626,991)		22,788,461

	Number of Shares
MONEY MARKET FUND–8.60%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	42,529,830	42,529,830
Total Money Market Fund (Cost $42,529,830)		42,529,830

	Principal Amount°
SHORT-TERM INVESTMENT–0.01%
U.S. TREASURY OBLIGATIONS–0.01%
U.S. Treasury Note 3.38% 11/15/19	27,200	27,244
		27,244
Total Short-Term Investment (Cost $27,231)		27,244

TOTAL INVESTMENTS–99.68% (Cost $472,475,594)	492,935,604
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.32%	1,596,809
NET ASSETS APPLICABLE TO 43,388,042 SHARES OUTSTANDING–100.00%	$494,532,413

LVIP Invesco Select Equity Income Managed Volatility Fund–12

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
† Non-income producing.
✱ Considered an affiliated investment. See Note 3 in “Notes.”
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2019. Rate will reset at a future date.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2019:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CAD	(980,943)	USD	746,109	10/11/19	$5,552	$—
BNYM	GBP	(1,911,956)	USD	2,364,239	10/11/19	12,277	—
BOA	EUR	(2,895,511)	USD	3,208,718	10/28/19	45,446	—
CITI	EUR	(63,718)	USD	70,594	10/28/19	984	—
JPMC	EUR	(2,895,506)	USD	3,208,939	10/28/19	45,671	—
SSB	CAD	(81,509)	USD	61,815	10/11/19	280	—
SSB	CAD	(113,924)	USD	85,756	10/11/19	—	(250)
SSB	CAD	29,268	USD	(22,064)	10/11/19	32	—
SSB	CAD	23,735	USD	(17,931)	10/11/19	—	(12)
SSB	CHF	(1,357,646)	USD	1,374,580	10/11/19	12,919	—
SSB	CHF	22,357	USD	(22,565)	10/11/19	—	(142)
SSB	EUR	(1,110,627)	USD	1,229,176	10/11/19	17,593	—
SSB	EUR	24,264	USD	(26,746)	10/11/19	—	(277)
SSB	GBP	(2,137,391)	USD	2,643,434	10/11/19	14,156	—
Total Foreign Currency Exchange Contracts						$154,910	$(681)
LVIP Invesco Select Equity Income Managed Volatility Fund–13

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
5	British Pound	$385,375	$386,562	12/16/19	$—	$(1,187)
4	Euro	548,125	554,267	12/16/19	—	(6,142)
4	Japanese Yen	464,900	466,937	12/16/19	—	(2,037)
					—	(9,366)
Equity Contracts:
64	E-mini S&P 500 Index	9,531,200	9,644,786	12/20/19	—	(113,586)
24	E-mini S&P MidCap 400 Index	4,651,200	4,726,846	12/20/19	—	(75,646)
18	Euro STOXX 50 Index	697,459	689,348	12/20/19	8,111	—
4	FTSE 100 Index	363,135	359,666	12/20/19	3,469	—
2	Nikkei 225 Index (OSE)	402,497	391,260	12/12/19	11,237	—
					22,817	(189,232)
Total Futures Contracts					$22,817	$(198,598)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
BNYM–BNY Mellon
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
IT–Information Technology
JPMC–JPMorgan Chase
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SSB–State Street Bank
USD–United States Dollar
See accompanying notes.
LVIP Invesco Select Equity Income Managed Volatility Fund–14

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Select Equity Income Managed Volatility Fund (formerly LVIP Invesco Select Equity Managed Volatility Fund)(the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$8,861,992	$—	$—	$8,861,992
Air Freight & Logistics	2,987,000	—	—	2,987,000
Airlines	1,431,839	—	—	1,431,839
Auto Components	361,657	—	—	361,657
Automobiles	6,293,835	—	—	6,293,835
Banks	34,308,062	—	—	34,308,062
Beverages	6,281,335	4,621,078	—	10,902,413
LVIP Invesco Select Equity Income Managed Volatility Fund–15

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Biotechnology	$4,472,659	$—	$—	$4,472,659
Building Products	2,504,583	—	—	2,504,583
Capital Markets	12,420,087	—	—	12,420,087
Chemicals	9,266,909	915,298	—	10,182,207
Commercial Services & Supplies	999,553	—	—	999,553
Communications Equipment	3,111,913	—	—	3,111,913
Construction Materials	730,128	—	—	730,128
Consumer Finance	3,714,123	—	—	3,714,123
Containers & Packaging	4,206,341	—	—	4,206,341
Distributors	380,235	—	—	380,235
Diversified Financial Services	2,730,171	—	—	2,730,171
Diversified Telecommunication Services	5,062,446	2,624,946	—	7,687,392
Electric Utilities	22,658,800	1,699,788	—	24,358,588
Electrical Equipment	2,285,360	1,612,976	—	3,898,336
Electronic Equipment, Instruments & Components	1,125,074	—	—	1,125,074
Energy Equipment & Services	4,244,487	—	—	4,244,487
Entertainment	1,713,469	—	—	1,713,469
Equity Real Estate Investment Trusts	9,121,703	—	—	9,121,703
Food & Staples Retailing	5,713,354	—	—	5,713,354
Food Products	19,740,210	3,066,970	—	22,807,180
Health Care Equipment & Supplies	8,884,005	751,755	—	9,635,760
Health Care Providers & Services	8,977,302	—	—	8,977,302
Health Care Technology	652,700	—	—	652,700
Hotels, Restaurants & Leisure	6,866,720	—	—	6,866,720
Household Durables	1,144,770	—	—	1,144,770
Household Products	9,187,310	—	—	9,187,310
Industrial Conglomerates	1,382,322	1,528,711	—	2,911,033
Insurance	18,375,246	—	—	18,375,246
Interactive Media & Services	1,665,492	—	—	1,665,492
Internet & Direct Marketing Retail	3,378,580	—	—	3,378,580
IT Services	8,930,880	—	—	8,930,880
Life Sciences Tools & Services	2,152,083	—	—	2,152,083
Machinery	10,316,374	—	—	10,316,374
Media	7,571,292	—	—	7,571,292
Metals & Mining	1,055,630	—	—	1,055,630
Mortgage Real Estate Investment Trusts (REITs)	337,137	—	—	337,137
Multiline Retail	3,267,811	—	—	3,267,811
Multi-Utilities	11,913,687	—	—	11,913,687
Oil, Gas & Consumable Fuels	17,804,554	7,592,699	—	25,397,253
Personal Products	776,177	2,040,464	—	2,816,641
Pharmaceuticals	17,460,725	4,573,666	—	22,034,391
Professional Services	1,005,081	—	—	1,005,081
Real Estate Management & Development	351,880	—	—	351,880
Road & Rail	3,810,829	—	—	3,810,829
Semiconductors & Semiconductor Equipment	10,058,478	—	—	10,058,478
Software	8,132,200	—	—	8,132,200
Specialty Retail	4,993,826	899,451	—	5,893,277
Technology Hardware, Storage & Peripherals	4,481,722	—	—	4,481,722
Textiles, Apparel & Luxury Goods	4,341,448	—	—	4,341,448
Tobacco	4,272,292	—	—	4,272,292
Trading Companies & Distributors	747,461	—	—	747,461
Water Utilities	342,875	—	—	342,875
Wireless Telecommunication Services	347,376	1,301,459	—	1,648,835
Convertible Preferred Stock	284,466	—	—	284,466
Preferred Stock	28,771	—	—	28,771
Agency Obligation	—	101,334	—	101,334
Convertible Bonds	—	9,636,409	—	9,636,409
Corporate Bonds	—	22,596,238	—	22,596,238
U.S. Treasury Obligations	—	22,788,461	—	22,788,461
LVIP Invesco Select Equity Income Managed Volatility Fund–16

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Money Market Fund	$42,529,830	$—	$—	$42,529,830
Short-Term Investment	—	27,244	—	27,244
Total Investments	$404,556,657	$88,378,947	$—	$492,935,604
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$154,910	$—	$154,910
Futures Contracts	$22,817	$—	$—	$22,817
Liabilities:
Foreign Currency Exchange Contracts	$—	$(681)	$—	$(681)
Futures Contracts	$(198,598)	$—	$—	$(198,598)
There were no Level 3 investments at the beginning or end of the period.
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Number of Shares 09/30/19	Dividends	Capital Gain Distributions
Common Stock-0.08%@
§Lincoln National	$—	$409,543	$13,599	$(117)	$(9,176)	$386,651	6,410	$2,599	$—
INVESTMENT COMPANIES–0.00%@
Equity Fund-0.00%@
×,#Invesco V.I. Equally- Weighted S&P 500 Fund	86,349,273	826,156	96,112,315	15,177,189	(6,240,303)	—	—	—	—
Total	$86,349,273	$1,235,699	$96,125,914	$15,177,072	$(6,249,479)	$386,651		$2,599	$—

@ As a percentage of Net Assets as of September 30, 2019.
§ Issuer was not an investment of the Fund at December 31, 2018.
× Issuer was not an investment of the Fund at September 30, 2019.
# Series I shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–17